UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             Read instructions at end of Form before preparing Form

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          1.    Name and address of issuer:

                Wayne Hummer Investment Trust
                300 South Wacker Drive
                Chicago, IL  60606


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           2.  The name of each series or class of funds for which this
               Form is filed:

               Wayne Hummer Income Fund
               Wayne Hummer Growth Fund


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          3.   Investment Company Act File Number:     2-87153


               Securities Act File Number:             811-3880


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          4.    Last day of fiscal year for which this
                Form is filed:

                March 31, 1998

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          5.    Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                      [  ]
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          6.    Date of termination of issuer's declaration under rule 24f-2 (a)
                (1), if applicable (see instruction A.6):


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          7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                NONE
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          8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                NONE
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          9.    Number and aggregate sale price of securites sold during the fiscal year:

                $3,519,937
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
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          10.   Number and aggregate sale price of securites sold during the fiscal year in reliance upon registration pursuant to rule
                24f-2:

                $9,264,972
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          11.   Number and aggregate sale price of securites issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


                $10,772,415
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          12.   Calculation of registration fee:

             (i)  Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f) (from Item 10):                 $ 9,264,972
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            (ii)  Aggregate price of shares issued in
                  connection withe dividend reinvestment
                  plans (from Item 11, if applicable):             $10,772,415
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           (iii)  Aggregate price of shares
                  redeemed or repurchased during
                  the fiscal year (if applicable):                 $16,517,450
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            (iv)  Aggregate proice of shares redeemed or
                  repurchased amd previously applied as a
                  reduction to filing fees pursuant to rule
                  24e-2 (if applicable):                               - 0 -
                                                                   ------------


             (v)  Net aggregate price of securities sld and
                  issued during the fiscal year in reliance
                  on rile 24f-2 [line (i), plus line (ii),
                  less line (iii), plus line (iv)] (if
                  applicable):                                     $ 3,519,937
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           (vi)   Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (see Instruction
                  C.6):                                              .000295
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          (vii)   Fee due [line (i) ir line (v) multiplied by
                  line (vi)]:                                      $  1,038.38
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Instruction:   Issuers should complete lines (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

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          13. Prepaid shares

              Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).


                                                                 [x]
              Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

              May 27, 1998


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


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



      By (Signature and Title)*  /s/ Jean M. Maurice
                                 ------------------------------------------
                                     Jean M. Maurice, Treasurer

      Date    May 22, 1998
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  *Please print the name and title of the signing officer below the signature.